Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (150,581)	$ 27,222	$ 14,008
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation	126,821	127,278	128,783
Amortization of deferred dry-docking costs	16,432	9,822	10,641
Amortization of deferred finance costs	3,246	3,782	4,822
Interest expense on long term receivable, net	(32)	1,932	0
Change in fair value of derivative instruments	(12,054)	8,121	(820)
Loss on sale of vessels	5,817	6,451	0
Impairment charges	86,368	28,776	27,613
Payments for dry-docking	(27,157)	(16,291)	(12,871)
(Increase) Decrease in:
Receivables, net	(1,327)	19,659	(9,056)
Margin deposits	304	(6,153)	0
Inventories	(1,105)	(8,781)	7,356
Prepaid insurance and other	(445)	(521)	178
Capitalized voyage expenses	(238)	(1,096)	112
Increase (Decrease) in:
Payables	23,365	14,981	2,415
Accrued liabilities	(12,700)	(10,322)	5,108
Unearned revenue	(3,603)	556	6,060
Net Cash provided by Operating Activities	53,111	205,416	184,349
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(55,605)	(39,671)	(55,988)
Vessel acquisitions and/or improvements	(5,623)	(148,569)	(46,217)
Proceeds from sale of vessels	53,224	93,627	0
Net Cash used in Investing Activities	(8,004)	(94,613)	(102,205)
Cash Flows from Financing Activities:
Proceeds from long-term debt	189,758	348,903	494,368
Financing costs	(1,270)	(2,964)	(3,556)
Payments of long-term debt	(318,904)	(383,660)	(556,939)
Purchase of treasury stock	(168)	(9,834)	0
Redemption of Series B preferred shares	0	0	(50,000)
Redemption of Series C preferred shares	0	(50,000)	0
Proceeds from stock issuance program, net	53,476	3,461	16,552
Proceeds from preferred stock issuance, net	23,741	0	33,984
Cash dividends	(36,314)	(46,708)	(49,309)
Capital contribution from non-controlling interest to subsidiary	0	4,000	10,000
Net Cash used in Financing Activities	(89,681)	(136,802)	(104,900)
Net decrease in cash and cash equivalents and restricted cash	(44,574)	(25,999)	(22,756)
Cash and cash equivalents and restricted cash at beginning of period	171,771	197,770	220,526
Cash and cash equivalents and restricted cash at end of period	127,197	171,771	197,770
Interest paid
Cash paid for interest, net of amounts capitalized	40,840	53,813	70,755
Current Assets:
Cash and cash equivalents	117,192	160,475	184,835
Restricted cash	10,005	11,296	12,935
Total cash and cash equivalents and restricted cash	$ 127,197	$ 171,771	$ 197,770